Filed pursuant to Rule 497(j)
                                     Registration Nos.  333-182308 and 811-22717


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                February 3, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund VI
                  (Registration Nos. 333-182308 and 811-22717)
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Ladies and Gentlemen:

     On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA American Industrial Renaissance(R) ETF, First Trust Rising Dividend Achievers ETF, First Trust S&P International Dividend Aristocrats ETF, Multi Asset Diversified Income Index Fund, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF, First Trust Dorsey Wright Momentum & Low Volatility ETF, First Trust Dorsey Wright Momentum & Value ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF and First Trust SMID Cap Rising Dividend Achievers ETF, each a series of the Registrant. Post-Effective Amendment No. 120, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 28, 2020.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures